Victory Core Plus Intermediate Bond Fund Expense Example, No Redemption - Victory Core Plus Intermediate Bond Fund - Class C	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 154
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,706